UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 06257 )

Exact name of registrant as specified in charter: Putnam Limited Duration Government Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: November 30, 2006

Date of reporting period: August 31, 2006

Item 1. Schedule of Investments:

Putnam Limited Duration Government Income Fund

The fund's portfolio
8/31/06 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS (31.2%)(a)

	Principal amount	Value

Banc of America Commercial Mortgage, Inc.
Ser. 06-4, Class A4, 5.634s, 2016	$660,000	$666,932
FRB Ser. 05-1, Class A5, 5.135s, 2042	207,000	204,121
Ser. 04-4, Class A6, 4.877s, 2042	34,000	32,631
Commercial Mortgage Pass-Through Certificates
Ser. 06-C7, Class A4, 5.962s, 2046	6,752,000	6,934,777
FRB Ser. 04-LB3A, Class A5, 5.441s, 2037	20,000	19,922
Countrywide Alternative Loan Trust
Ser. 06-14CB, Class A9, Interest Only (IO), zero %, 2036	1,207,828	3,067
IFB Ser. 06-19CB, Class A2, IO, zero %, 2036	322,987	1,161
IFB Ser. 06-20CB, Class A14, IO, zero %, 2036	669,475	1,255
IFB Ser. 06-6CB, Class 1A3, IO, zero %, 2036	5,789,036	13,570
CS First Boston Mortgage Securities Corp.
FRB Ser. 04-C3, Class A5, 5.113s, 2036	76,000	74,282
Ser. 05-C4, Class A5, 5.104s, 2038	64,000	62,380
FRB Ser. 05-C5, Class A4, 5.1s, 2038	64,000	62,321
Ser. 04-C3, Class A3, 4.302s, 2036	161,000	157,046
Fannie Mae
IFB Ser. 06-70, Class BS, 14.633s, 2036	141,358	168,046
Ser. 03-W6, Class PT1, 9.748s, 2042	1,876,870	2,001,242
Ser. 06-20, Class IP, IO, 8s, 2030	347,994	71,130
IFB Ser. 06-62, Class PS, 7.954s, 2036	645,342	706,419
IFB Ser. 06-76, Class QB, 7.654s, 2036	926,258	1,004,514
Ser. 05-W3, Class 1A, 7 1/2s, 2045	1,627,049	1,711,790
Ser. 04-W8, Class 3A, 7 1/2s, 2044	2,763,024	2,900,306
Ser. 04-W11, Class 1A4, 7 1/2s, 2044	539,280	565,777
Ser. 04-W2, Class 5A, 7 1/2s, 2044	561,213	588,751
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	1,490,793	1,563,325
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	329,842	345,907
Ser. 03-W1, Class 2A, 7 1/2s, 2042	767,464	799,928
Ser. 03-W4, Class 4A, 7 1/2s, 2042	475,768	495,796
Ser. 02-T18, Class A4, 7 1/2s, 2042	939,167	979,412
Ser. 03-W3, Class 1A3, 7 1/2s, 2042	2,559,154	2,673,410
Ser. 02-T16, Class A3, 7 1/2s, 2042	5,279,888	5,512,954
Ser. 02-T19, Class A3, 7 1/2s, 2042	1,057,063	1,104,811
Ser. 03-W2, Class 1A3, 7 1/2s, 2042	469,045	489,398
Ser. 02-W4, Class A5, 7 1/2s, 2042	2,283,424	2,378,240
Ser. 02-W1, Class 2A, 7 1/2s, 2042	62,470	64,901
Ser. 02-14, Class A2, 7 1/2s, 2042	250,479	261,233
Ser. 01-T10, Class A2, 7 1/2s, 2041	1,472,657	1,532,639
Ser. 02-T4, Class A3, 7 1/2s, 2041	1,019,451	1,061,310
Ser. 02-T6, Class A2, 7 1/2s, 2041	351,157	364,536
Ser. 01-T12, Class A2, 7 1/2s, 2041	2,509,159	2,603,603
Ser. 01-T8, Class A1, 7 1/2s, 2041	403,352	418,572
Ser. 01-T7, Class A1, 7 1/2s, 2041	2,504,125	2,596,839
Ser. 01-T3, Class A1, 7 1/2s, 2040	9,490	9,861
Ser. 99-T2, Class A1, 7 1/2s, 2039	138,392	145,025
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	1,247,822	1,301,149
Ser. 02-T1, Class A3, 7 1/2s, 2031	1,855,301	1,933,852
Ser. 00-T6, Class A1, 7 1/2s, 2030	869,491	906,025
Ser. 02-W7, Class A5, 7 1/2s, 2029	257,372	268,690
Ser. 02-W3, Class A5, 7 1/2s, 2028	241,072	251,421
IFB Ser. 06-63, Class SP, 7.354s, 2036	1,007,795	1,084,986
IFB Ser. 06-60, Class TK, 7.302s, 2036	255,973	264,207
Ser. 02-26, Class A1, 7s, 2048	1,081,306	1,114,653
Ser. 04-W12, Class 1A3, 7s, 2044	744,044	771,094
Ser. 04-T3, Class 1A3, 7s, 2044	1,317,659	1,364,647
Ser. 04-T2, Class 1A3, 7s, 2043	439,992	455,729
Ser. 03-W8, Class 2A, 7s, 2042	4,483,448	4,634,455
Ser. 03-W3, Class 1A2, 7s, 2042	414,632	428,093
Ser. 02-T16, Class A2, 7s, 2042	3,015,913	3,113,196
Ser. 02-T19, Class A2, 7s, 2042	1,967,377	2,032,339
Ser. 01-T10, Class A1, 7s, 2041	834,165	858,545
Ser. 02-T4, Class A2, 7s, 2041	2,033,212	2,092,667
Ser. 04-W1, Class 2A2, 7s, 2033	3,095,008	3,203,728
IFB Ser. 03-130, Class SJ, 6.702s, 2034	201,285	200,818

IFB Ser. 06-70, Class PK, 6.328s, 2036	445,158	459,337
IFB Ser. 05-74, Class CS, 5.378s, 2035	1,179,753	1,170,428
IFB Ser. 05-74, Class CP, 5.227s, 2035	1,034,730	1,036,447
IFB Ser. 05-76, Class SA, 5.227s, 2034	733,003	723,202
IFB Ser. 06-27, Class SP, 5.044s, 2036	651,000	648,361
IFB Ser. 06-8, Class HP, 5.044s, 2036	818,711	809,987
IFB Ser. 06-8, Class WK, 5.044s, 2036	1,240,800	1,214,975
IFB Ser. 05-106, Class US, 5.044s, 2035	1,252,178	1,251,504
IFB Ser. 05-99, Class SA, 5.044s, 2035	617,128	607,986
IFB Ser. 05-114, Class SP, 4.938s, 2036	349,766	335,338
IFB Ser. 05-74, Class DM, 4.861s, 2035	1,187,798	1,166,364
IFB Ser. 06-60, Class CS, 4.567s, 2036	436,802	409,991
IFB Ser. 05-95, Class CP, 4.076s, 2035	97,881	95,305
IFB Ser. 05-106, Class JC, 3.614s, 2035	510,908	455,150
IFB Ser. 05-83, Class QP, 3.551s, 2034	397,144	363,660
IFB Ser. 05-57, Class MN, 3.292s, 2035	871,886	826,555
IFB Ser. 06-90, Class SE, IO, 2.47s, 2036	463,000	41,164
IFB Ser. 03-66, Class SA, IO, 2.326s, 2033	1,147,506	88,576
IFB Ser. 03-48, Class S, IO, 2.226s, 2033	501,011	38,122
IFB Ser. 05-113, Class AI, IO, 1.906s, 2036	153,787	10,368
IFB Ser. 05-113, Class DI, IO, 1.906s, 2036	7,892,486	460,649
IFB Ser. 06-60, Class DI, IO, 1.746s, 2035	466,168	24,271
IFB Ser. 05-65, Class KI, IO, 1.676s, 2035	11,569,488	585,679
IFB Ser. 05-90, Class SP, IO, 1.426s, 2035	1,965,938	116,580
IFB Ser. 05-82, Class SY, IO, 1.406s, 2035	5,435,563	263,315
IFB Ser. 05-47, Class SW, IO, 1.396s, 2035	2,813,934	121,901
IFB Ser. 05-95, Class CI, IO, 1.376s, 2035	1,290,776	75,568
IFB Ser. 05-84, Class SG, IO, 1.376s, 2035	2,256,352	127,157
IFB Ser. 05-89, Class S, IO, 1.376s, 2035	7,734,829	372,922
IFB Ser. 05-69, Class AS, IO, 1.376s, 2035	587,899	31,324
IFB Ser. 04-92, Class S, IO, 1.376s, 2034	1,814,166	93,538
IFB Ser. 05-104, Class SI, IO, 1.376s, 2033	2,987,875	166,429
IFB Ser. 05-83, Class QI, IO, 1.366s, 2035	328,898	21,513
IFB Ser. 05-92, Class SC, IO, 1.356s, 2035	3,032,858	171,597
IFB Ser. 06-20, Class PI, IO, 1.356s, 2030	2,730,413	103,210
IFB Ser. 05-83, Class SL, IO, 1.346s, 2035	5,875,019	280,949
IFB Ser. 06-20, Class IG, IO, 1.326s, 2036	7,703,869	332,438
IFB Ser. 06-44, Class IS, IO, 1.276s, 2036	947,942	48,730
IFB Ser. 06-45, Class SM, IO, 1.276s, 2036	1,854,255	77,656
IFB Ser. 06-20, Class IB, IO, 1.266s, 2036	3,301,019	137,132
IFB Ser. 05-95, Class OI, IO, 1.266s, 2035	184,886	12,111
IFB Ser. 06-85, Class TS, IO, 1.23s, 2036	1,838,000	76,013
IFB Ser. 06-61, Class SE, IO, 1.226s, 2036	1,505,986	58,598
IFB Ser. 03-124, Class ST, IO, 1.176s, 2034	786,390	32,193
IFB Ser. 03-112, Class SA, IO, 1.176s, 2028	1,110,868	33,409
IFB Ser. 05-67, Class BS, IO, 0.826s, 2035	1,514,572	43,307
IFB Ser. 05-74, Class SE, IO, 0.776s, 2035	5,833,774	157,366
IFB Ser. 05-82, Class SI, IO, 0.776s, 2035	4,888,087	142,824
IFB Ser. 05-74, Class NI, IO, 0.756s, 2035	5,484,185	223,257
IFB Ser. 05-87, Class SE, IO, 0.726s, 2035	11,317,139	298,092
IFB Ser. 04-54, Class SW, IO, 0.676s, 2033	689,289	19,369
Ser. 05-113, Class DO, Principal Only (PO), zero %, 2036	1,213,443	964,140
Ser. 371, Class 1, PO, zero %, 2036	491,770	408,071
Ser. 367, Class 1, PO, zero %, 2036	271,368	198,375
Ser. 363, Class 1, PO, zero %, 2035	10,468,963	7,662,109
Ser. 361, Class 1, PO, zero %, 2035	3,900,289	3,071,248
Ser. 05-65, Class KO, PO, zero %, 2035	347,231	276,241
Ser. 04-38, Class AO, PO, zero %, 2034	2,339,544	1,688,858
Ser. 342, Class 1, PO, zero %, 2033	466,775	360,682
Ser. 02-82, Class TO, PO, zero %, 2032	1,061,620	816,619
Ser. 04-61, Class CO, PO, zero %, 2031	440,000	337,219
FRB Ser. 05-117, Class GF, zero %, 2036	141,721	133,195
FRB Ser. 05-79, Class FE, zero %, 2035	371,538	388,498
FRB Ser. 05-45, Class FG, zero %, 2035	318,757	321,317
FRB Ser. 05-81, Class DF, zero %, 2033	122,743	130,223
FRB Ser. 06-1, Class HF, zero %, 2032	175,099	171,398
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
Ser. T-59, Class 1A3, 7 1/2s, 2043	2,524,794	2,653,901
Ser. T-58, Class 4A, 7 1/2s, 2043	676,691	706,974
Ser. T-42, Class A5, 7 1/2s, 2042	353,760	368,561
Ser. T-41, Class 3A, 7 1/2s, 2032	579,860	603,912
Ser. T-60, Class 1A2, 7s, 2044	865,108	895,574
Ser. T-59, Class 1A2, 7s, 2043	1,786,054	1,852,237
Ser. T-55, Class 1A2, 7s, 2043	1,072,037	1,101,949

Freddie Mac
FRB Ser. 3030, Class CF, 22.306s, 2035	345,660	356,988
Ser. 3114, Class BL, IO, 7 1/2s, 2030	138,603	30,425
Ser. 3202, Class PS, 7.02s, 2036	667,000	696,005
IFB Ser. 3153, Class SX, 6.6s, 2036	960,307	1,005,534
IFB Ser. 2996, Class SA, 5.143s, 2035	428,402	399,485
IFB Ser. 3081, Class DC, 5.175s, 2035	495,648	481,391
IFB Ser. 3114, Class GK, 5.08s, 2036	317,260	309,744
IFB Ser. 2979, Class AS, 4.73s, 2034	220,964	215,923
IFB Ser. 3153, Class UT, 4.473s, 2036	553,410	523,105
IFB Ser. 3065, Class DC, 3.87s, 2035	744,782	675,822
IFB Ser. 3050, Class SA, 3.55s, 2034	526,953	472,252
IFB Ser. 3031, Class BS, 3.303s, 2035	1,040,322	946,074
IFB Ser. 3012, Class GP, 2.582s, 2035	556,414	521,788
IFB Ser. 2594, Class SE, IO, 1.72s, 2030	1,447,172	70,324
IFB Ser. 2828, Class TI, IO, 1.72s, 2030	719,116	42,922
IFB Ser. 3033, Class SF, IO, 1.47s, 2035	1,072,701	42,238
IFB Ser. 3028, Class ES, IO, 1.42s, 2035	3,595,905	240,143
IFB Ser. 3042, Class SP, IO, 1.42s, 2035	813,632	50,201
IFB Ser. 3045, Class DI, IO, 1.4s, 2035	11,893,637	516,123
IFB Ser. 3136, Class NS, IO, 1.37s, 2036	1,385,795	78,080
IFB Ser. 3054, Class CS, IO, 1.37s, 2035	820,684	36,545
IFB Ser. 3107, Class DC, IO, 1.37s, 2035	1,812,728	119,626
IFB Ser. 3066, Class SI, IO, 1.37s, 2035	4,869,022	313,513
IFB Ser. 3031, Class BI, IO, 1.36s, 2035	695,236	47,295
IFB Ser. 3067, Class SI, IO, 1.32s, 2035	2,833,902	186,929
IFB Ser. 3114, Class TS, IO, 1.32s, 2030	5,271,897	229,645
IFB Ser. 3114, Class BI, IO, 1.32s, 2030	2,070,806	84,441
IFB Ser. 3128, Class JI, IO, 1.3s, 2036	1,435,827	84,246
IFB Ser. 3065, Class DI, IO, 1.29s, 2035	537,235	33,527
IFB Ser. 3145, Class GI, IO, 1.27s, 2036	1,155,942	71,530
IFB Ser. 3114, Class GI, IO, 1.27s, 2036	767,077	48,941
IFB Ser. 3174, Class BS, IO, 1.19s, 2036	985,142	39,726
IFB Ser. 3202, Class PI, IO, 1.17s, 2036	1,027,000	47,079
IFB Ser. 3152, Class SY, IO, 1.15s, 2036	1,209,143	71,813
IFB Ser. 3081, Class DI, IO, 1.15s, 2035	677,033	35,809
IFB Ser. 3199, Class S, IO, 1.11s, 2036	486,000	25,363
IFB Ser. 3012, Class UI, IO, 1.09s, 2035	1,316,605	66,431
IFB Ser. 3016, Class SP, IO, 0.78s, 2035	704,176	19,808
IFB Ser. 3016, Class SQ, IO, 0.78s, 2035	1,641,871	49,256
IFB Ser. 2937, Class SY, IO, 0.77s, 2035	661,480	17,298
IFB Ser. 3012, Class IG, IO, 0 3/4s, 2035	4,826,895	199,967
IFB Ser. 2957, Class SW, IO, 0.67s, 2035	3,680,354	105,810
IFB Ser. 2815, Class S, IO, 0.67s, 2032	1,617,649	42,706
Ser. 3194, Class A0, PO, zero %, 2036	218,251	166,211
Ser. 3174, PO, zero %, 2036	194,030	153,264
Ser. 236, PO, zero %, 2036	306,122	237,244
Ser. 3045, Class DO, PO, zero %, 2035	909,524	721,590
Ser. 231, PO, zero %, 2035	11,826,335	8,733,707
FRB Ser. 3022, Class TC, zero %, 2035	128,265	139,007
FRB Ser. 2986, Class XT, zero %, 2035	78,913	81,540
FRB Ser. 2958, Class FL, zero %, 2035	342,883	316,612
FRB Ser. 3046, Class WF, zero %, 2035	184,740	180,538
FRB Ser. 3054, Class XF, zero %, 2034	79,458	80,948
FRB Ser. 3024, Class CW, zero %, 2034	94,310	92,433
FRB Ser. 3046, Class UF, zero %, 2033	400,952	394,619
Government National Mortgage Association
IFB Ser. 05-84, Class SB, 3.688s, 2035	381,999	349,755
IFB Ser. 05-68, Class DP, 3.59s, 2035	2,848,670	2,651,965
IFB Ser. 05-84, Class SL, 3.067s, 2035	1,915,049	1,715,225
IFB Ser. 05-66, Class SP, 3.067s, 2035	892,546	800,925
IFB Ser. 05-7, Class NP, 2.938s, 2033	288,803	269,994
IFB Ser. 06-26, Class S, IO, 1.175s, 2036	4,616,348	225,498
IFB Ser. 05-65, Class SI, IO, 1.025s, 2035	6,862,543	265,825
IFB Ser. 05-68, Class KI, IO, 0.975s, 2035	19,393,000	1,046,214
IFB Ser. 05-68, Class SI, IO, 0.975s, 2035	12,200,721	521,961
IFB Ser. 06-14, Class S, IO, 0.925s, 2036	1,726,149	61,235
IFB Ser. 05-51, Class SJ, IO, 7/8s, 2035	3,616,489	144,950
IFB Ser. 05-68, Class S, IO, 7/8s, 2035	7,111,901	277,249
IFB Ser. 05-60, Class SJ, IO, 0.455s, 2034	5,933,804	153,181
Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG5, Class A5, 5.224s, 2037	64,000	62,959
GS Mortgage Securities Corp. II
Ser. 04-GG2, Class A6, 5.396s, 2038	38,000	37,837
Ser. 05-GG4, Class A4, 4.761s, 2039	162,000	154,130

JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 06-CB14, Class AM, 5.63s, 2044		1,499,000	1,501,216
FRB Ser. 04-PNC1, Class A4, 5.544s, 2041		61,000	60,983
Ser. 05-CB12, Class A4, 4.895s, 2037		163,000	156,560
Ser. 04-C3, Class A5, 4.878s, 2042		155,000	148,793
LB-UBS Commercial Mortgage Trust
Ser. 01-C3, Class A2, 6.365s, 2028		55,000	57,213
FRB Ser. 04-C4, Class A4, 5.304s, 2029		62,000	61,753
Lehman Mortgage Trust
IFB Ser. 06-5, Class 2A2, IO, 1.82s, 2036		2,304,000	110,624
IFB Ser. 06-4, Class 1A3, IO, 0.076s, 2036		1,273,127	9,886
IFB Ser. 06-5, Class 1A3, IO, 0.07s, 2036		623,000	2,829
Merrill Lynch Mortgage Trust
FRB Ser. 04-BPC1, Class A5, 4.855s, 2041		158,000	151,753
FRB Ser. 05-MCP1, Class A4, 4.747s, 2043		154,000	146,504
Morgan Stanley Capital I Ser. 05-HQ6, Class A4A, 4.989s, 2042		64,000	61,803

Total collateralized mortgage obligations (cost $147,017,523)			$143,365,056

ASSET-BACKED SECURITIES (4.0%)(a)

		Principal amount	Value

American Home Mortgage Investment Trust
FRB Ser. 04-3, Class 3A, 3.71s, 2034		$155,132	$154,888
FRB Ser. 04-3, Class 2A, 3.59s, 2034		337,478	336,543
Countrywide Alternative Loan Trust IFB Ser. 06-26CB, Class A2, IO, 0.476s, 2036		1,064,080	2,427
Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO, 0.747s, 2035 (SN)		24,365,110	753,808
IFB Ser. 06-R1, Class AS, IO, 0.688s, 2036 (SN)		24,186,440	707,585
IFB Ser. 05-R3, Class AS, IO, 0.647s, 2035 (SN)		22,108,172	569,671
IFB Ser. 05-R2, Class 1AS, IO, 0.358s, 2035 (SN)		11,493,524	358,244
GSR Mortgage Loan Trust
Ser. 05-AR2, Class 2A1, 4.862s, 2035		1,901,052	1,873,508
FRB Ser. 04-12, Class 2A2, 3.554s, 2034		1,207,623	1,190,019
Provident Funding Mortgage Loan Trust FRB Ser. 05-2, Class 1A1A, 4.394s, 2035		471,478	468,458
Residential Accredit Loans, Inc. Ser. 04-QA5, Class A2, 4.982s, 2034		50,384	50,150
Residential Asset Mortgage Products, Inc. FRB Ser. 06-RZ2, Class A2, 5.494s, 2036		1,656,000	1,656,000
Residential Asset Securitization Trust IFB Ser. 06-A7CB, Class 1A6, IO, 0.226s, 2036		321,320	3,740
Residential Funding Mortgage Securities I FRB Ser. 05-SA2, Class 1A, 4.685s, 2035		243,328	241,312
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 05-18, Class 6A1, 5.308s, 2035		2,800,342	2,785,215
Ser. 04-20, Class 1A2, 5.052s, 2035		192,005	191,440
Ser. 04-12, Class 1A2, 4.965s, 2034		105,858	107,036
Ser. 04-6, Class 1A, 4.371s, 2034		215,358	217,326
Structured Asset Securities Corp. Ser. 03-40A, Class 1A, 5.016s, 2034		13,701	13,773
Terwin Mortgage Trust FRB Ser. 06-9HGA, Class A1, 5.451s, 2008		1,291,000	1,291,000
Wells Fargo Mortgage Backed Securities Trust
Ser. 06-AR10, Class 3A1, 5.099s, 2036		2,316,489	2,297,262
FRB Ser. 05-AR2, Class 2A1, 4.546s, 2035		1,582,525	1,546,760
Ser. 05-AR9, Class 1A2, 4.353s, 2035		75,027	73,419
FRB Ser. 04-R, Class 2A1, 4.353s, 2034		1,612,537	1,576,255

Total asset-backed securities (cost $18,161,142)			$18,465,839

PURCHASED OPTIONS OUTSTANDING (0.8%)(a)

	Expiration
	date/strike price	Contract amount	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed
rate of 5.28% versus the three month USD-LIBOR-BBA maturing on March 8, 2017.	Mar 07 / 5.28	$20,759,000	$318,333
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed
rate of 5.28% versus the three month USD-LIBOR-BBA maturing on March 8, 2017.	Mar 07 / 5.28	20,759,000	308,404
Option on an interest rate swap with Lehman Brothers dated December 9, 2005 for the right to pay a fixed rate swap of 5.19% semi-annually versus the three month LIBOR maturing
December 12, 2017.	Dec 07 /5.19	57,535,000	1,747,568
Option on an interest rate swap with Lehman Brothers dated December 9, 2005 for the right to receive a fixed rate swap of 5.19% semi-annually versus the three month LIBOR maturing
December 12, 2017.	Dec 07 /5.19	57,535,000	1,222,849

Total purchased options outstanding (cost $5,436,916)			$3,597,154

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (28.1%)(a)

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.4%)
Government National Mortgage Association Adjustable Rate Mortgages
4 3/4s, July 20, 2026	$67,911	$68,818
4 1/2s, August 20, 2034	9,807,683	9,716,624
Government National Mortgage Association Pass-Through Certificates
7 1/2s, with due dates from December 15, 2023 to March 15, 2032	1,034,270	1,082,149
7s, with due dates from July 15, 2029 to May 15, 2032	168,491	174,841
		11,042,432

U.S. Government Agency Mortgage Obligations (25.7%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
7 1/2s, with due dates from April 1, 2016 to December 1, 2017	22,322	23,422
5 1/2s, October 1, 2018	706,172	705,317
Federal National Mortgage Association Pass-Through Certificates
7 1/2s, with due dates from October 1, 2022 to November 1, 2030	198,572	205,725
7s, with due dates from December 1, 2031 to December 1, 2035	5,088,946	5,229,713
7s, with due dates from September 1, 2007 to January 1, 2015	417,020	427,828
6 1/2s, August 1, 2034	38,008	38,670
6 1/2s, with due dates from February 1, 2014 to February 1, 2017	1,154,270	1,174,980
6s, July 1, 2036	30,577	30,627
6s, with due dates from March 1, 2014 to October 1, 2016	530,134	535,901
6s, TBA, September 1, 2036	1,700,000	1,702,391
6s, TBA, September 1, 2019	11,800,000	11,937,359
5 1/2s, with due dates from February 1, 2021 to February 1, 2036	247,206	244,102
5 1/2s, with due dates from January 1, 2009 to September 1, 2020	2,275,126	2,270,712
5 1/2s, TBA, October 1, 2036	20,900,000	20,512,207
5 1/2s, TBA, September 1, 2036	30,900,000	30,339,938
5s, with due dates from November 1, 2035 to May 1, 2036	2,445,222	2,348,526
5s, February 1, 2021	58,855	57,655
5s, TBA, September 1, 2021	15,600,000	15,283,125
4 1/2s, with due dates from February 1, 2021 to October 1, 2035	2,028,257	1,922,639
4 1/2s, TBA, September 1, 2021	23,900,000	22,985,079
		117,975,916

Total U.S. government and agency mortgage obligations (cost $128,636,475)		$129,018,348

U.S. GOVERNMENT AGENCY OBLIGATIONS (9.1%)(a)

	Principal amount	Value

Fannie Mae 4 1/4s, August 15, 2010	$9,600,000	$9,345,172
Freddie Mac
6 7/8s, September 15, 2010	6,752,000	7,205,256
6 5/8s, September 15, 2009	23,980,000	25,059,313

Total U.S. government agency obligations (cost $42,777,978)		$41,609,741

U.S. TREASURY OBLIGATIONS (16.8%)(a)

	Principal amount	Value

U.S. Treasury Notes
4 1/4s, August 15, 2014	$1,300,000	$1,258,766
4 1/4s, August 15, 2013	53,596,000	52,113,738
4s, February 15, 2014	25,000,000	23,855,470

Total U.S. treasury obligations (cost $79,341,317)		$77,227,974

SHORT-TERM INVESTMENTS (34.1%)(a)

	Principal amount	Value

Interest in $487,000,000 joint tri-party repurchase agreement dated August 31, 2006 with UBS
Securities LLC due September 1, 2006 with respect to various U.S. Government obligations --
maturity value of $78,311,484 for an effective yield of 5.28% (collateralized by Fannie Mae, and
Freddie Mac with yields ranging from 3.50% to 12.00% and due dates ranging from June 1,
2007 to September 1, 2036, valued at $496,741,757.)	$78,300,000	$78,300,000
U.S. Treasury Bills for an effective yield of 5.076%, September 14, 2006 (SEG)	600,000	598,905

Federal Home Loan Banks for an effective yield of 5.14%, September 8, 2006	78,000,000	77,922,347

Total short-term investments (cost $156,821,252)		$156,821,252

TOTAL INVESTMENTS

Total investments (cost $578,192,603) (b)		$570,105,364

FUTURES CONTRACTS OUTSTANDING at 8/31/06 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Note 10 yr (Long)	1813	$194,670,875	Dec-06	$759,585
U.S. Treasury Note 5 yr (Short)	1783	187,410,016	Dec-06	(470,198)
U.S. Treasury Note 2 yr (Short)	605	123,627,969	Dec-06	(181,341)
Euro-Dollar 90 day (Long)	273	64,567,913	Sep-06	43,527
U.S. Treasury Long Bond (Short)	402	44,647,125	Dec-06	(242,940)
Euro-Dollar 90 day (Short)	44	10,426,350	Mar-07	63,440

Total				$ (27,927)

WRITTEN OPTIONS OUTSTANDING at 8/31/06 (premiums received $4,563,960) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to
pay a fixed rate of 4.55% versus the three month LIBOR maturing on July 5, 2017.	$13,600,000	Jul 07 / 4.55	$50,744
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. dated
January 30, 2006 for the obligation to receive a fixed rate swap of 5.085% semi-annually
versus the three month LIBOR maturing February 1, 2017.	38,243,000	Jan 07 / 5.085	862,227
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. dated
January 30, 2006 for the obligation to pay a fixed rate swap of 5.085% semi-annually
versus the three month LIBOR maturing February 1, 2017.	38,243,000	Jan 07 / 5.085	269,345
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate
of 5.7% versus the three month USD-LIBOR-BBA maturing on May 14, 2018.	12,090,000	May 08 /5.70	538,005
Option on an interest rate swap with Lehman Brothers International for the obligation to receive a fixed rate of 5.225% semi-annually versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	9,910,000	Mar 08 / 5.225	314,722
Option on an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.225% semi-annually versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	9,910,000	Mar 08 / 5.225	240,932
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed
rate of 5.7% versus the three month USD-LIBOR-BBA maturing on May 14, 2018.	12,090,000	May 08 / 5.70	234,546
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to
receive a fixed rate of 4.55% versus the three month LIBOR maturing on July 5, 2017.	13,600,000	Jul 07 / 4.55	798,540

Total			$3,309,061

TBA SALE COMMITMENTS OUTSTANDING at 8/31/06 (proceeds receivable $54,666,508) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 6s, September 1, 2036	$1,700,000	09/13/06	$1,702,391
FNMA, 5 1/2s, September 1, 2036	21,300,000	09/13/06	20,913,938
FNMA, 5s, September 1, 2021	15,600,000	09/18/06	15,283,125
FNMA, 4 1/2s, September 1, 2021	16,800,000	09/18/06	16,156,876
FNMA, 4 1/2s, August 1, 2021	1,000,000	08/17/06	961,445

Total			$55,017,775

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 8/31/06 (Unaudited)

		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$26,940,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	$(1,174,238)
6,530,000	5/31/16	5.58909%	3 month USD-LIBOR-BBA	(240,029)
24,000,000	10/21/15	4.943%	3 month USD-LIBOR-BBA	306,247
45,000,000	8/11/15	4.892%	3 month USD-LIBOR-BBA	1,232,298
Citibank, N.A.
44,220,000	7/27/09	5.504%	3 month USD-LIBOR-BBA	(393,497)
131,500,000	4/4/09	3 month USD-LIBOR-BBA	5.264%	1,929,865
Goldman Sachs Capital Markets, L.P.
1,354,000	5/3/16	5.565%	3 month USD-LIBOR-BBA	(46,776)
JPMorgan Chase Bank, N.A.
22,000,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	325,551
65,600,000	9/2/15	3 month USD-LIBOR-BBA	4.4505%	(3,254,544)
15,900,000	8/4/16	3 month USD-LIBOR-BBA	5.5195%	272,108
31,500,000	8/4/08	3 month USD-LIBOR-BBA	5.40%	88,014
1,847,000	8/2/15	4.6570%	3 month USD-LIBOR-BBA	(79,557)
28,000,000	3/30/08	3 month USD-LIBOR-BBA	5.163%	294,367
13,500,000	3/30/16	3 month USD-LIBOR-BBA	5.2755%	167,197
22,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA	568,292
20,539,000	8/15/11	5.412%	3 month USD-LIBOR-BBA	(192,717)
Lehman Brothers International (Europe)
73,940,000	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(1,538,388)
139,813,000	8/3/11	5.445%	3 month USD-LIBOR-BBA	(1,494,688)
Lehman Brothers Special Financing, Inc.
89,764,000	8/3/08	3 month USD-LIBOR-BBA	5.425%	293,983

Total				$(2,936,512)

NOTES

(a) Percentages indicated are based on net assets of $459,672,031.

(b) The aggregate identified cost on a tax basis is $578,300,386, resulting in gross unrealized appreciation and depreciation of $1,622,147 and $9,817,169, respectively, or net unrealized depreciation of $8,195,022.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts and written options at August 31, 2006.

(SN) The securities noted above were purchased during the period for an aggregate cost of $3,054,509. During the period, questions arose regarding a potential misidentification of the characteristics of these securities. As a result of initial inquiries into the matter, the values of these securities were adjusted. As of August 31, 2006 the aggregate values of these securities totaled $2,389,308. An investigation of the facts surrounding the acquisition and valuation of these securities is currently underway to determine whether the Fund may have claims against other parties in this regard.

At August 31, 2006, liquid assets totaling $47,445,289 have been designated as collateral for open forward commitments.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) are the current interest rates at August 31, 2006.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at August 31, 2006.

Security valuation Investments, including mortgage backed securities, are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Restricted securities are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets.

Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Limited Duration Government Income Fund

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: October 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 26, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 26, 2006